INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Revenues:
Products	$ 7,147	$ 6,048	$ 13,829	$ 11,555	$ 22,784
Services	12,894	10,166	25,243	19,485	41,569
Total revenues	20,041	16,214	39,072	31,040	64,353
Cost of revenues:
Products	4,477	3,782	8,753	7,178	13,904
Services	5,258	4,702	10,621	8,774	18,672
Total cost of revenues	9,735	8,484	19,374	15,952	32,576
Gross profit	10,306	7,730	19,698	15,088	31,777
Operating expenses:
Research and development	1,017	919	1,987	1,824	3,669
Selling and marketing	3,456	2,968	6,761	5,615	11,774
General and administrative	2,886	2,093	5,634	4,227	9,004
Amortization of intangible assets	113	105	226	195	473
One time acquisition related costs	0	0	0	0	609
Total operating expenses	7,472	6,085	14,608	11,861	25,529
Operating income	2,834	1,645	5,090	3,227	6,248
Financial expenses, net	259	323	419	243	1,046
Other expenses (income), net	0	2	0	(4)	9
Income before taxes on income	2,575	1,320	4,671	2,988	5,193
Taxes on income	609	276	1,138	854	1,845
Net income from continuing operations	1,966	1,044	3,533	2,134	3,348
Net income (loss) from discontinued operations, net	0	(168)	0	154	154
Net income	1,966	876	3,533	2,288	3,502
Profit (loss) from continuing operations attributable to:
Pointer Telocation Ltd.'s shareholders	1,969	1,037	3,527	2,123	3,324
Non-controlling interests	(3)	7	6	11	24
Net income	1,966	1,044	3,533	2,134	3,348
Profit (loss) from discontinued operations attributable to:
Pointer Telocation Ltd.'s shareholders	0	(175)	0	120	120
Non-controlling interests	0	7	0	34	34
Total	$ 0	$ (168)	$ 0	$ 154	$ 154
Earnings per share from continuing operations attributable to Pointer Telocation Ltd.'s shareholders:
Basic net earnings per share (in dollars per share)	$ 0.24	$ 0.13	$ 0.44	$ 0.27	$ 0.43
Diluted net earnings per share (in dollars per share)	$ 0.24	$ 0.13	$ 0.44	$ 0.27	$ 0.42
Weighted average - Basic number of shares (in shares)	7,978	7,789	7,943	7,787	7,821
Weighted average - fully diluted number of shares (in shares)	8,111	7,934	8,071	7,924	7,938